Segmented Financial Information - Information By Reportable Segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue, net of royalties
Petroleum and natural gas sales	$ 2,889,045	$ 1,868,195
Royalties	(562,964)	(339,156)
Revenue, net of royalties	2,326,081	1,529,039
Expenses
Operating	422,666	343,002
Transportation	48,561	32,261
Blending and other	189,454	85,689
General and administrative	50,270	40,804
Exploration and evaluation	30,239	15,212
Depletion and depreciation	587,050	464,580
Impairment reversal	(267,744)	(1,542,414)
Share-based compensation	3,159	6,389
Financing and interest	104,817	111,159
Financial derivatives loss	199,010	287,872
Foreign exchange loss (gain)	43,441	(2,868)
(Gain) loss on dispositions	(4,898)	(9,666)
Other expense (income)	3,244	(2,562)
Total expenses	1,435,166	(165,801)
Net income before income taxes	890,915	1,694,840
Income tax (recovery) expense
Current income tax expense	3,594	1,272
Deferred income tax expense	31,716	79,968
Income tax expense	35,310	81,240
Net income	855,605	1,613,600
Additions to exploration and evaluation assets	(6,359)	(3,298)
Additions to oil and gas properties	515,183	310,005
Property acquisitions	1,352	1,557
Proceeds from dispositions	(25,649)	(7,804)
Operating segments | Canada
Revenue, net of royalties
Petroleum and natural gas sales	1,926,561	1,128,137
Royalties	(277,428)	(121,306)
Revenue, net of royalties	1,649,133	1,006,831
Expenses
Operating	327,894	257,658
Transportation	48,561	32,261
Blending and other	189,454	85,689
General and administrative	0	0
Exploration and evaluation	30,239	15,212
Depletion and depreciation	409,286	303,135
Impairment reversal	(267,744)	(1,100,000)
Share-based compensation	0	0
Financing and interest	0	0
Financial derivatives loss	0	0
Foreign exchange loss (gain)	0	0
(Gain) loss on dispositions	(4,898)	(9,856)
Other expense (income)	(4,009)	(2,857)
Total expenses	728,783	(418,758)
Net income before income taxes	920,350	1,425,589
Income tax (recovery) expense
Net income	920,350	1,425,589
Additions to exploration and evaluation assets	6,359	3,298
Additions to oil and gas properties	374,443	204,912
Property acquisitions	1,352	1,557
Proceeds from dispositions	(25,649)	(7,211)
Operating segments | U.S.
Revenue, net of royalties
Petroleum and natural gas sales	962,484	740,058
Royalties	(285,536)	(217,850)
Revenue, net of royalties	676,948	522,208
Expenses
Operating	94,772	85,344
Transportation	0	0
Blending and other	0	0
General and administrative	0	0
Exploration and evaluation	0	0
Depletion and depreciation	171,747	155,806
Impairment reversal	0	(442,414)
Share-based compensation	0	0
Financing and interest	0	0
Financial derivatives loss	0	0
Foreign exchange loss (gain)	0	0
(Gain) loss on dispositions	0	190
Other expense (income)	0	0
Total expenses	266,519	(201,074)
Net income before income taxes	410,429	723,282
Income tax (recovery) expense
Net income	410,429	723,282
Additions to exploration and evaluation assets	0	0
Additions to oil and gas properties	140,740	105,093
Property acquisitions	0	0
Proceeds from dispositions	0	(593)
Operating segments | Corporate
Revenue, net of royalties
Petroleum and natural gas sales	0	0
Royalties	0	0
Revenue, net of royalties	0	0
Expenses
Operating	0	0
Transportation	0	0
Blending and other	0	0
General and administrative	50,270	40,804
Exploration and evaluation	0	0
Depletion and depreciation	6,017	5,639
Impairment reversal	0	0
Share-based compensation	29,056	11,130
Financing and interest	104,817	111,159
Financial derivatives loss	199,010	287,872
Foreign exchange loss (gain)	43,441	(2,868)
(Gain) loss on dispositions	0	0
Other expense (income)	7,253	295
Total expenses	439,864	454,031
Net income before income taxes	(439,864)	(454,031)
Income tax (recovery) expense
Net income	(439,864)	(454,031)
Additions to exploration and evaluation assets	0	0
Additions to oil and gas properties	0	0
Property acquisitions	0	0
Proceeds from dispositions	0	0
Operating segments | Consolidated
Revenue, net of royalties
Petroleum and natural gas sales	2,889,045	1,868,195
Royalties	(562,964)	(339,156)
Revenue, net of royalties	2,326,081	1,529,039
Expenses
Operating	422,666	343,002
Transportation	48,561	32,261
Blending and other	189,454	85,689
General and administrative	50,270	40,804
Exploration and evaluation	30,239	15,212
Depletion and depreciation	587,050	464,580
Impairment reversal	(267,744)	(1,542,414)
Share-based compensation	29,056	11,130
Financing and interest	104,817	111,159
Financial derivatives loss	199,010	287,872
Foreign exchange loss (gain)	43,441	(2,868)
(Gain) loss on dispositions	(4,898)	(9,666)
Other expense (income)	3,244	(2,562)
Total expenses	1,435,166	(165,801)
Net income before income taxes	890,915	1,694,840
Income tax (recovery) expense
Current income tax expense	3,594	1,272
Deferred income tax expense	31,716	79,968
Income tax expense	35,310	81,240
Net income	855,605	1,613,600
Additions to exploration and evaluation assets	6,359	3,298
Additions to oil and gas properties	515,183	310,005
Property acquisitions	1,352	1,557
Proceeds from dispositions	$ (25,649)	$ (7,804)